Inventories, net of inventory reserves	12 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
Inventories, net of inventory reserves
7.	Inventories, net of inventory reserves
Inventories, net of inventory reserves consist of the following:

	As of March 31,	As of March 31,
	2021	2022
	RMB	RMB
Products	90,913	109,383
Packaging materials and others	638	538

Total inventories, net of inventory reserves	91,551	109,921

Movement of inventory provision:

	As of March 31,	As of March 31,	As of March 31,
	2020	2021	2022
	RMB	RMB	RMB
At beginning of year	527	273	266
Provision/(reversal)	(254)	(7)	311

At end of year	273	266	577

The total amounts charged to the consolidated statements of comprehensive loss for (reversal)/provision of inventory reserves amounted to approximately RMB(0.25) million, RMB(0.007) million and RMB0.31 million for the years ended March 31, 2020, 2021 and 2022, respectively.